Notes Payable - Schedule of notes payable (Details)	Dec. 31, 2019 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 1,908,412
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	193,996
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable	$ 1,714,416